The balance of the derivative warrant liabilities (level 3) is as follows: (Details) - Derivative Warrant Liabilitie [Member]	12 Months Ended
Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of warrants balance at beginning	0
[custom:WarrantIssue]	5,358,000
Warrants exercised	(425,900)
Fair value adjustment	(472,100)
Fair value reclassified to reserves	(4,460,000)
Warrants issued	7,425,000
Fair value adjustment	(2,827,668)
Number of warrants balance at ending	4,597,332